ARROW INVESTMENTS TRUST

	CLASS A	CLASS C	INSTITUTIONAL CLASS
ARROW DYNAMIC INCOME FUND	Ticker: ASFFX	Ticker: ASFTX	Ticker: ASFNX

Incorporated herein by reference is the definitive version of the Prospectus for the above-referenced Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 24, 2019 (SEC Accession No. 0001580642-19-002610).